ORGANIZATION AND NATURE OF BUSINESS (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	May 14, 2019
State or country of incorporation	Nevada	Nevada
Incorporation date	Oct. 15, 2007	Oct. 15, 2007
Shield Saver, LLC [Member]
Equity ownership, percentage			51.00%
Noncontrolling Interest [Member]
Equity ownership, percentage			90.00%